Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Crops	$ 37,153	$ 26,172	$ 28,912
Sugarcane	10,454	8,607	7,827
Cattle	3,721	4,664	3,266
Supplies	6,319	3,504	2,575
Consignment	2,030	1,597	1,468
Advertising and brokerage fees	2,307	2,232	1,812
Agricultural rental and other services	1,844	1,581	1,587
Income from sales and services from agricultural business	63,828	48,357	47,447
Trading properties and developments	505	1,679	1,796
Rental and services	27,219	18,002	28,021
Hotel operations, tourism services and others	4,298	1,509	4,980
Income from sales and services from urban properties and investment business	32,022	21,190	34,797
Revenues	$ 95,850	$ 69,547	$ 82,244